As filed with the Securities and Exchange Commission on February 29, 2008

Registration Nos. 002-16590

811-945

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
Under the
SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 87	☒

and/or

REGISTRATION STATEMENT
Under the
INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 88	☒

(Check appropriate box or boxes.)

Phoenix Equity Trust

(Exact Name of Registrant as Specified in Declaration of Trust)

101 Munson Street, Greenfield, Massachusetts	01301
(Address of Principal Executive Offices)	(Zip Code)

c/o Phoenix Equity Planning

Corporation — Shareholder Services

(800) 243-1574

(Registrant’s Telephone Number, including Area Code)

Counsel and Chief Legal Officer:

Kevin J. Carr, Esq.

Vice President and Counsel

Phoenix Life Insurance Company

One American Row

Hartford, Connecticut 06102-5056

John H. Beers, Esq.

Vice President and Clerk

Phoenix Life Insurance Company

One American Row

Hartford, Connecticut 06102-5056

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on March 10, 2008 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(i)

☐	on pursuant to paragraph (a)(i)

☐	75 days after filing pursuant to paragraph (a)(ii)

☐	on pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Parts A, B and C of Registrant’s Post-Effective Amendment No. 86 under the Securities Act of 1933 (“1933 Act” and No. 87 under the Investment Company Act of 1940, filed on December 19, 2007, are incorporated by reference herein and this Post-Effective Amendment is being filed for the sole purpose of delaying the effectiveness of the above-referenced Amendment to March 10, 2008.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 29th day of February, 2008.

PHOENIX EQUITY TRUST

	/s/ Kevin J. Carr	By:	/s/ George R. Aylward
ATTEST:	Kevin J. Carr		George R. Aylward
	Secretary		President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 29th day of February, 2008.

Signatures	Title

/s/ George R. Aylward George R. Aylward	Trustee and President (principal executive officer)

E. Virgil Conway*	Trustee

/s/ W. Patrick Bradley W. Patrick Bradley	Chief Financial Officer and Treasurer (principal financial and accounting officer)

Harry Dalzell-Payne*	Trustee

Francis E. Jeffries*	Trustee

Leroy Keith, Jr.*	Trustee

Philip R. McLoughlin*	Trustee and Chairman

Geraldine M. McNamara*	Trustee

James M. Oates*	Trustee

Richard E. Segerson*	Trustee

Ferdinand L.J. Verdonck*	Trustee

By	/s/ George R. Aylward

*	George R. Aylward, Attorney-in-fact pursuant to a power of attorney.